BETTER 10K - CONVERTIBLE PREFERRED STOCK - Convertible Preferred Stock (Details) - shares	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Shares Authorized (in shares)	0		602,405,839
Shares Issued (in shares)			332,314,737
Shares Outstanding (in shares)	0	332,314,737	332,314,737	332,314,737	332,314,737	108,721,433	107,634,678
Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			197,085,530			197,085,530
Shares Issued (in shares)			108,721,433			108,721,433
Shares Outstanding (in shares)			108,721,433			108,721,433
Series D Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			26,178,574
Shares Issued (in shares)			23,786,379
Shares Outstanding (in shares)			23,786,379
Series D Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			8,564,688			8,564,688
Shares Issued (in shares)			7,782,048			7,782,048
Shares Outstanding (in shares)			7,782,048			7,782,048
Series D-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			26,178,574
Shares Issued (in shares)			0
Shares Outstanding (in shares)			0
Series D-1 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			8,564,688			8,564,688
Shares Issued (in shares)			0			0
Shares Outstanding (in shares)			0			0
Series D-2 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			21,305,758
Shares Issued (in shares)			20,390,896
Shares Outstanding (in shares)			20,390,896
Series D-2 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			6,970,478			6,970,478
Shares Issued (in shares)			6,671,168			6,671,168
Shares Outstanding (in shares)			6,671,168			6,671,168
Series D-3 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			914,862
Shares Issued (in shares)			914,862
Shares Outstanding (in shares)			914,862
Series D-3 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			299,310			299,310
Shares Issued (in shares)			299,310			299,310
Shares Outstanding (in shares)			299,310			299,310
Series D-4 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			1,062,009
Shares Issued (in shares)			1,062,009
Shares Outstanding (in shares)			1,062,009
Series D-4 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			347,451			347,451
Shares Issued (in shares)			347,451			347,451
Shares Outstanding (in shares)			347,451			347,451
Series D-5 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			1,062,009
Shares Issued (in shares)			0
Shares Outstanding (in shares)			0
Series D-5 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			347,451			347,451
Shares Issued (in shares)			0			0
Shares Outstanding (in shares)			0			0
Series C Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			132,946,826
Shares Issued (in shares)			100,138,544
Shares Outstanding (in shares)			100,138,544
Series C Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			43,495,421			43,495,421
Shares Issued (in shares)			32,761,731			32,761,731
Shares Outstanding (in shares)			32,761,731			32,761,731
Series C-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			132,946,826
Shares Issued (in shares)			8,939,693
Shares Outstanding (in shares)			8,939,693
Series C-1 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			43,495,421			43,495,421
Shares Issued (in shares)			2,924,746			2,924,746
Shares Outstanding (in shares)			2,924,746			2,924,746
Series C-2 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			18,624,354
Shares Issued (in shares)			14,018,524
Shares Outstanding (in shares)			14,018,524
Series C-2 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			6,093,219			6,093,219
Shares Issued (in shares)			4,586,357			4,586,357
Shares Outstanding (in shares)			4,586,357			4,586,357
Series C-3 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			19,741,818
Shares Issued (in shares)			8,367,368
Shares Outstanding (in shares)			8,367,368
Series C-3 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			6,458,813			6,458,813
Shares Issued (in shares)			2,737,502			2,737,502
Shares Outstanding (in shares)			2,737,502			2,737,502
Series C-4 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			2,171,064
Shares Issued (in shares)			2,171,064
Shares Outstanding (in shares)			2,171,064
Series C-4 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			710,294			710,294
Shares Issued (in shares)			710,294			710,294
Shares Outstanding (in shares)			710,294			710,294
Series C-5 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			18,624,354
Shares Issued (in shares)			4,605,830
Shares Outstanding (in shares)			4,605,830
Series C-5 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			6,093,219			6,093,219
Shares Issued (in shares)			1,506,862			1,506,862
Shares Outstanding (in shares)			1,506,862			1,506,862
Series C-6 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			19,741,818
Shares Issued (in shares)			11,374,450
Shares Outstanding (in shares)			11,374,450
Series C-6 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			6,458,813			6,458,813
Shares Issued (in shares)			3,721,311			3,721,311
Shares Outstanding (in shares)			3,721,311			3,721,311
Series C-7 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			9,833,660
Shares Issued (in shares)			4,469,846
Shares Outstanding (in shares)			4,469,846
Series C-7 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			3,217,220			3,217,220
Shares Issued (in shares)			1,462,373			1,462,373
Shares Outstanding (in shares)			1,462,373			1,462,373
Series B Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			39,753,024
Shares Issued (in shares)			28,583,364
Shares Outstanding (in shares)			28,583,364
Series B Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			13,005,760			13,005,760
Shares Issued (in shares)			9,351,449			9,351,449
Shares Outstanding (in shares)			9,351,449			9,351,449
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			12,531,940
Shares Issued (in shares)			11,169,660
Shares Outstanding (in shares)			11,169,660
Series B-1 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			4,100,000			4,100,000
Shares Issued (in shares)			3,654,311			3,654,311
Shares Outstanding (in shares)			3,654,311			3,654,311
Series A Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			93,850,533
Shares Issued (in shares)			69,267,349
Shares Outstanding (in shares)			69,267,349
Series A Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			30,704,520			30,704,520
Shares Issued (in shares)			22,661,786			22,661,786
Shares Outstanding (in shares)			22,661,786			22,661,786
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			24,937,838
Shares Issued (in shares)			23,054,899
Shares Outstanding (in shares)			23,054,899
Series A-1 Preferred Stock | Preferred Stock, Convertible
Temporary Equity [Line Items]
Shares Authorized (in shares)			8,158,764			8,158,764
Shares Issued (in shares)			7,542,734			7,542,734
Shares Outstanding (in shares)			7,542,734			7,542,734